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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2001 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: _Petroleum & Resources Corporation________
Address: _7 St. Paul Street, Suite 1140_________ __________Baltimore, MD 21202___________________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Christine M. Sloan________________________
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(signed) Christine M. Sloan Baltimore, MD_ April 16, 2001 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____79_________
Form 13F Information Table Value Total: $__621________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
-------------------------------  -------------  ----------  -------- ------------------  -------  -------- ----------------------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                                                     SHARES/  SH/P PUT/                       VOTING AUTHORITY
                                                                     PRN AMT  RN   CALL
                                                                                                           SOLE    SHARED  NONE
AMERADA HESS CORP.              COM               023551104    7,812  100,000 SH         SOLE              100,000
ANADARKO PETROLEUM              COM               032511107   18,692  297,746 SH         SOLE              297,746
ANADARKO PETROLEUM              PUT               032511957      628   10,000      PUT
APACHE CORPORATION              COM               037411105    7,489  130,000 SH         SOLE              130,000
APACHE CORPORATION              PUT               037411955      576   10,000      PUT
ARCH COAL INC.                  COM               039380100    1,649   55,000 SH         SOLE               55,000
ATMOS ENERGY CORP               COM               049560105    5,355  225,000 SH         SOLE              225,000
BJ SERVICES CO.                 COM               055482103   14,240  200,000 SH         SOLE              200,000
BJ SERVICES CO.                 CALL              055482903      712   10,000      CALL
BP AMOCO PLC                    ADRS             055622104   23,917  482,000 SH         SOLE              482,000
BOISE CASCADE CORP.             COM               097383103    6,437  205,000 SH         SOLE              205,000
CALPINE CORP.                   COM               131347106    2,754   50,000 SH         SOLE               50,000
CALPINE CAP. TRST 5.75% TIDES   PFD               131346207   17,128   87,500 SH         SOLE               87,500
CALPINE CORP.                   CALL              131347906      551   10,000      CALL
CHEVRON CORP                    COM               166751107   13,170  150,000 SH         SOLE              150,000
CONOCO INC, CLASS B             COM               208251405    8,475  300,000 SH         SOLE              300,000
CORE LABORATORIES N.V.          COM               N22717107    3,930  209,400 SH         SOLE              209,400
DEVON ENERGY CORP.              COM               25179M103    7,129  122,500 SH         SOLE              122,500
DIAMOND OFFSHORE DRILLING, INC. COM               25271C102    3,809   96,800 SH         SOLE               96,800
DUKE ENERGY CORP.               COM               264399106    3,299   77,200 SH         SOLE               77,200
DUKE ENERGY 8.25% UNITS         PFD               264399585    4,360  160,000 SH         SOLE              160,000
DYNEGY, INC. CLASS A            COM               26816Q101    8,417  165,000 SH         SOLE              165,000
EOG RESOURCES INC.              COM               26875P101    9,277  225,000 SH         SOLE              225,000
EL PASO ENERGY CORP.            COM               283905107   23,247  356,000 SH         SOLE              356,000
ENERGEN CORP                    COM               29265N108    8,825  250,000 SH         SOLE              250,000
ENGELHARD CORP.                 COM               292845104    7,758  300,000 SH         SOLE              300,000
ENRON CORP. $27.30 CUM CV SER J PFD               293561601   31,723   20,000 SH         SOLE               20,000
ENSCO INTERNATIONAL, INC.       COM               26874Q100    4,200  120,000 SH         SOLE              120,000
EQUITABLE RESOURCES             COM               294549100   12,455  180,500 SH         SOLE              180,500
EXXON MOBIL CORP                COM               30231G102   49,186  607,231 SH         SOLE              607,231
GENERAL ELECTRIC CO.            COM               369604103   23,860  570,000 SH         SOLE              570,000
GLOBAL INDUSTRIES LTD           COM               379336100    2,913  200,000 SH         SOLE              200,000
GRANT PRIDECO INC.              COM               38821G101    4,730  275,000 SH         SOLE              275,000
GRANT PRIDECO INC.              PUT               38821G951      258   15,000      PUT
HALLIBURTON CO.                 COM               406216101    5,513  150,000 SH         SOLE              150,000
HALLIBURTON CO.                 CALL              406216901      367   10,000
KINDER MORGAN 8.25%             PEPS              482620507    9,022  130,000 SH         SOLE              130,000
KERR MCGEE CORP                 COM               492386107   11,763  181,253 SH         SOLE              181,253
KERR MCGEE COPR                 CALL              492386907      649   10,000
KEYSPAN CORP.                   COM               49337W100    7,626  200,000 SH         SOLE              200,000
KEYSPAN CORP.                   PUT               49337W950      371   20,000      PUT
MEAD CORP                       COM               582834107    5,269  210,000 SH         SOLE              210,000
MIRANT CORP                     COM               604675108    5,289  149,000 SH         SOLE              149,000
MIRANT TRUST  6 1/4% CV          PFD               60467Q102      596    8,000 SH         SOLE                8,000
MIRANT CORP.                    PUT               60767Q950      355   10,000      PUT
MURPHY OIL CORP.                COM               626717102    7,323  110,000 SH         SOLE              110,000
NABORS INDUSTRIES, INC.         COM               629568106   10,368  200,000 SH         SOLE              200,000
NATIONAL FUEL GAS CO.           COM               636180101    5,358  100,000 SH         SOLE              100,000
NEW JERSEY RESOURCES            COM               646025106    7,613  185,000 SH         SOLE              185,000
NEWPARK RESOURCES INC.          COM               651718504    3,326  370,000 SH         SOLE              370,000
NOBLE AFFILIATES INC.           COM               654894104    5,216  125,000 SH         SOLE              125,000
NORTHWESTERN CORP.              COM               668074108    4,900  200,000 SH         SOLE              200,000
OCCIDENTAL PETROLEUM            COM               674599105    4,331  175,000 SH         SOLE              175,000
OCEAN ENERGY, INC.              COM               674812201    9,103  550,000 SH         SOLE              550,000
ORION POWER HOLDINGS            COM               686286105    7,675  250,000 SH         SOLE              250,000
ORION POWER HOLDINGS            PUT               686286950      307   10,000      PUT
PETROBRAS ADS                   COM               71654V408    2,856  120,000 SH         SOLE              120,000
PETROLEUM GEO-SVCS A/S          COM               716597109    2,238  250,000 SH         SOLE              250,000
QUESTAR CORP.                   COM               748356102    7,343  268,000 SH         SOLE              268,000
ROYAL DUTCH PETROLEUM $1.25     GLD               780257804   47,124  850,000 SH         SOLE              850,000
SANTA FE INT'L. CORP.           COM               G7805C108    5,850  180,000 SH         SOLE              180,000
SCHLUMBERGER, LTD.              COM               806857108   13,216  229,400 SH         SOLE              229,400
SCHLUMBERGER, LTD.              CALL              806857908      576   10,000      CALL
SCHLUMBERGER, LTD.              PUT               806857958      576   10,000      PUT
SHELL TRANSPORT & TRADING       ADRS             822703609   11,215  240,000 SH         SOLE              240,000
STONE ENERGY CORP.              COM               861642106    5,139  104,300 SH         SOLE              104,300
STONE ENERGY CORP.              CALL              861642906      493   10,000      CALL
TECO ENERGY, INC                COM               872375100    5,992  200,000 SH         SOLE              200,000
TEMPLE-INLAND, INC.             COM               879868107    5,310  120,000 SH         SOLE              120,000
TESORO PETROLEUM CORP.          COM               881609101    3,735  300,000 SH         SOLE              300,000
TEXACO, INC.                    COM               881694103    7,968  120,000 SH         SOLE              120,000
TOTALFINA ELF SA                ADR               89151E109    8,494  125,000 SH         SOLE              125,000
TRANSOCEAN SEDCO FOREX INC.     COM               G90078109    9,971  230,000 SH         SOLE              230,000
UNOCAL CAPITAL TRUST $3.125 CV  COM               91528T207    3,450   72,540 SH         SOLE               72,540
UNOCAL CORP                     COM               985289102    5,186  150,000 SH         SOLE              150,000
VALERO ENERGY CORP.             COM               91913Y100    4,437  125,000 SH         SOLE              125,000
WEATHERFORD INT'L. INC          COM               947074100    9,376  190,000 SH         SOLE              190,000
WEATHERFORD INT'L. INC.         CALL              947074900      493   10,000      CALL
WILLIAMS COMPANIES INC.         COM               969457100    8,570  200,000 SH         SOLE              200,000
                                                             620,909

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